SCHEDULE OF ACCRUED EXPENSES (Details) (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Healthcare Services Segment [Member]
Bed taxes	$ 2.2	$ 2.1
Healthcare Services Segment [Member]
Bed taxes		1.3
Accrued property tax			$ 0.3
Healthcare Services Segment [Member] | Wellington Transition [Member]
Bed taxes		0.7	$ 0.7
Real Estate Service Segment [Member]
Accrued property tax		$ 0.3